SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - Short term borrowings	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Guaranteed or collateralized	¥ 0			¥ 0
Interest expense due to third party	¥ 176,333	$ 25,215	¥ 176,333